Financial instruments - Fair Value Measurement and Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 949,867	$ 853,556
Financial liabilities	153,633	110,441
Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	949,867	853,556
Financial liabilities	153,633	110,441
Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	8,206	7,997
Subsidiary warrant liability | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	8,206	7,997
Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	118,972	100,989
Subsidiary Preferred Shares | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	118,972	100,989
Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	26,455	1,455
Subsidiary Notes Payable | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	26,455	1,455
Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	740,417	697,134
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	2,558	1,977
Financial liabilities	1,330	1,455
Level 2 of fair value hierarchy [member] | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	1,330	1,455
Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	206,892	154,445
Financial liabilities	152,303	108,986
Level 3 of fair value hierarchy [member] | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	8,206	7,997	$ 13,012	$ 13,095
Level 3 of fair value hierarchy [member] | Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	118,972	100,989
Level 3 of fair value hierarchy [member] | Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	25,125	0
US treasuries [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	30,088
US treasuries [member] | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	30,088
US treasuries [member] | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	30,088
US treasuries [member] | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
US treasuries [member] | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Money Markets [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	394,143	106,586
Money Markets [member] | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	394,143	106,586
Money Markets [member] | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	394,143	106,586
Money Markets [member] | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Money Markets [member] | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investments held at fair value
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	553,167	714,905
Investments held at fair value | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	553,167	714,905
Investments held at fair value | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	346,275	560,460
Investments held at fair value | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investments held at fair value | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	206,892	154,445	$ 85,163	$ 1,449
Trade and other receivables [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	2,558	1,977
Trade and other receivables [member] | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	2,558	1,977
Trade and other receivables [member] | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Trade and other receivables [member] | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	2,558	1,977
Trade and other receivables [member] | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 0	$ 0